LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT.
LONG-TERM DEBT

NOTE I — LONG-TERM DEBT

Long-term debt consisted of:

	December 31,
	2011	2010

Convertible fixed rate notes due to FHLB	$6,500,000	$6,500,000

Long-term debt represents amounts borrowed from the FHLB under the FHLB’s Fixed Rate Advance Credit and Convertible Advance programs.  The interest rates on Convertible Advances have remained at their initial values and are subject to the FHLB’s option to convert the Advances to variable rate instruments if 3-month LIBOR exceeds specified levels as of the dates specified in each Advance agreement.  In the event of such conversions, the affected Advances would thereafter be subject to variable interest rates until maturity.  Each of the Fixed Rate and Convertible Advances may be prepaid on any quarterly interest payment date at our option.  With limited exceptions, any such prepayments would be subject to a prepayment penalty.

The contractual maturities of long-term debt are as follows:

December 31, 2011
Convertible Rate
Due to Federal Home Loan Bank:
Due 2013, interest rate 3.7475% convertible to variable rate at lender’s option on March 27, 2012	$1,500,000
Due 2014, interest rate 3.9200% convertible to variable rate at lender’s option on March 18, 2012	3,500,000
Due 2015, interest rate 3.9250% convertible to variable rate at lender’s option on June 29, 2012	1,500,000
Total long-term debt	$6,500,000

We have pledged certain of our first mortgage loans secured by one-to-four family residential properties and our holdings of FHLB stock (collectively, “qualifying collateral instruments”) to secure our debt due to the FHLB under a blanket lien agreement.  The amount of qualifying collateral instruments pledged to secure our long-term debt as of December 31, 2011 was approximately $19,080,000.

Pursuant to the terms of a letter dated August 20, 1999, the FHLB has made available to us a line of credit for short-term and long-term purposes that totaled $57,110,000 as of December 31, 2011.  Net of amounts outstanding currently, approximately $50,610,000 remains available, subject to collateralization requirements.  We may use different forms of collateral (certain eligible loans, certain unpledged investment securities, etc.) for each advance and the amounts of collateral required to secure borrowings vary depending upon the type of collateral utilized.

We have been granted access to the FRB’s Discount Window which would allow us to borrow approximately $88,981,000 from it at the end of 2011, subject to our delivering collateral of sufficient market value to it.